787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

January 13, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	FDP BlackRock Franklin Templeton Total Return Fund, a series of FDP Series, Inc.
(File No. 333-123779 and File No. 811-21744)

Ladies and Gentlemen:

On behalf of FDP Series, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated January 9, 2017, to the Prospectus, dated September 28, 2016, for FDP BlackRock Franklin Templeton Total Return Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated January 9, 2017 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP